INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 2,863	$ 18,642
Share of loss	(716)	(6,027)
Share of fair value (losses)/gains on intangible assets through other comprehensive income		(8,744)
Foreign exchange movement	89	(1,008)
Write off of investment	$ (2,236)
Closing balance		$ 2,863